DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

(in thousands of $)	2023	2022
$40.0 million term loan	39,500	—
$80.0 million term loan	78,000	—
$233.0 million term loan	181,368	—
$250.0 million term loan	224,021	—
$275.0 million term loan and revolving facility	241,830	263,943
$175.0 million term loan and revolving facility	127,297	112,387
$260.0 million lease financing	232,143	244,524
$304.0 million term loan and revolving facility	197,926	216,622
$131.79 million term loan	—	88,856
$93.75 million term loan	—	70,739
$155.3 million term loan	—	70,890
$120.0 million term loan	58,588	63,545
Total U.S. dollar denominated floating rate debt	1,380,673	1,131,506
Deferred charges	(10,606)	(10,650)
Total debt	1,370,067	1,120,856
Current portion of debt	(109,309)	(92,865)
Long-term portion of debt	1,260,758	1,027,991

Schedule of Debt
Movements in 2023, 2022 and 2021 are summarized as follows:

(in thousands of $)	Floating rate debt	Deferred charges	Total
Balance as of December 31, 2020	1,054,022	(8,539)	1,045,483
Loan repayments	(628,900)	—	(628,900)
Loan draw downs	848,601	—	848,601
Capitalization of debt issuance cost, net of amortization	—	(2,839)	(2,839)
Balance as of December 31, 2021	1,273,723	(11,378)	1,262,345
Loan repayments	(417,217)	—	(417,217)
Loan draw downs	275,000	—	275,000
Capitalized financing fees and expenses	—	(2,890)	(2,890)
Amortization of debt issuance cost	—	3,618	3,618
Balance as of December 31, 2022	1,131,506	(10,650)	1,120,856
Loan repayments	(385,413)	—	(385,413)
Loan draw downs	634,580	—	634,580
Capitalized financing fees and expenses	—	(4,722)	(4,722)
Amortization of debt issuance cost	—	4,766	4,766
Balance as of December 31, 2023	1,380,673	(10,606)	1,370,067

Schedule of Maturities of Long-term Debt
The outstanding debt as of December 31, 2023 is repayable as follows:

(in thousands of $)
2024	109,309
2025	477,584
2026	171,530
2027	217,789
2028	316,962
Thereafter	87,499
Total U.S. dollar denominated floating rate debt	1,380,673
Deferred charges	(10,606)
Total debt	1,370,067